DEBT - Total (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
DEBT
Short-term debt	¥ 5,337	$ 763	¥ 880
Total	5,337		880
Long-term debt, non-current portion	479	$ 68	4,546
Bank borrowings
DEBT
Long-term debt, current portion	371		791
Long-term debt, non-current portion	268		730
Convertible Debt
DEBT
Long-term debt, current portion	3,514
Long-term debt, non-current portion			3,594
FF&E liability
DEBT
Long-term debt, current portion	52		51
Long-term debt, non-current portion	198		209
Others
DEBT
Long-term debt, non-current portion	13		13
Bank borrowings
DEBT
Short-term debt	¥ 1,400		¥ 38